EQUITY-BASED COMPENSATION - Common Units (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 1,205,336	$ 0	$ 0
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 1,100,000
Discount for lack of marketability	10.00%